Fund Summary
Franklin Value Investors Trust-15 | Franklin All Cap Value Fund
Investment Goal
Long-term total return.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 105 in the Fund's Prospectus and under “Buying and Selling Shares” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Value Investors Trust-15 Franklin All Cap Value Fund	Class A		Class C	Class R	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses Franklin Value Investors Trust-15 Franklin All Cap Value Fund		Class A	Class C	Class R	Advisor Class
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.30%	1.00%	0.50%	none
Other expenses		0.37%	0.37%	0.37%	0.37%
Total annual Fund operating expenses		1.42%	2.12%	1.62%	1.12%
Fee waiver and/or expense reimbursement	[1]	(0.17%)	(0.17%)	(0.17%)	(0.17%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.25%	1.95%	1.45%	0.95%
[1]	The investment manager has contractually agreed to waive or assume certain expenses so that expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.95%, until at least February 29, 2016. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Value Investors Trust-15 Franklin All Cap Value Fund (USD $)	Class A	Class C	Class R	Advisor Class
1 year	695	298	148	97
3 years	983	648	495	339
5 years	1,291	1,123	865	600
10 years	2,165	2,438	1,908	1,348

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Franklin Value Investors Trust-15 Franklin All Cap Value Fund Class C
1 Year	198
3 Years	648
5 Years	1,123
10 Years	2,438

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.81% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund predominantly invests in equity securities of companies of any size that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation. The Fund invests predominantly in common stocks. A stock price is undervalued, or is a “value,” when it is less than the price at which the investment manager believes it would trade if the market reflected all factors relating to the company’s worth. In choosing investments that are undervalued, the Fund’s investment manager focuses on companies that it believes have one or more of the following characteristics: stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price.

The types of companies the Fund may invest in include those that may be considered out of favor, such as companies attempting to recover from bankruptcy, business setbacks or adverse events (turnarounds) or cyclical downturns, or that may be considered potential takeover targets.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	18.18%
Worst Quarter:	Q4'08	-23.07%

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Average Annual Total Returns Franklin Value Investors Trust-15 Franklin All Cap Value Fund	Past 1 year	Past 5 years	Since Inception	Inception Date
Class A Return Before Taxes	(3.29%)	11.21%	3.46%	Jun. 01, 2007
Class A Return After Taxes on Distributions	(4.10%)	10.96%	3.26%	Jun. 01, 2007
Class A Return After Taxes on Distributions and Sale of Fund Shares	(1.26%)	8.93%	2.69%	Jun. 01, 2007
Class C Return Before Taxes	0.92%	11.74%	3.55%	Jun. 01, 2007
Class R Return Before Taxes	2.35%	12.29%	4.07%	Jun. 01, 2007
Advisor Class Return Before Taxes	2.99%	12.86%	4.60%	Jun. 01, 2007
Russell 3000® Value Index (index reflects no deduction for fees, expenses or taxes)	12.70%	15.34%	4.68%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.